SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 6	☒

(File No. 333-227507)

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 97	☒

(File No. 811-05213)

(Check appropriate box or boxes.)

Exact Name of Registrant:

RiverSource of New York Account 8

Name of Depositor:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

Address of Depositor’s Principal Executive Offices, Zip Code

Depositor’s Telephone Number, including Area Code:

20 Madison Avenue Extension

Albany, NY 12203

(800) 541-2251

Name and Address of Agent for Service:

Dixie Carroll, Esq.

5229 Ameriprise Financial Center

Minneapolis, MN 55474

Approximate Date of Proposed Public Offering    N/A

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.
☒	on November 27, 2020 pursuant to paragraph (b) of Rule 485.
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐	on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 6 is to delay the effective date of Post-Effective Amendment No. 4 which was filed on or about August 7, 2020. The content of Post-Effective Amendment No. 4 is incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of October 2020.

RiverSource of New York Account 8

(Registrant)

By RiverSource Life Insurance Co. of New York

(Depositor)

By /s/ Gumer C. Alvero*

Gumer C. Alvero

Chairman of the Board, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of October, 2020.

/s/ Gumer C. Alvero*	Chairman of the Board, President and Chief Executive Officer
Gumer C. Alvero

/s/ Jean B. Keffeler*	Director
Jean B. Keffeler

/s/ Mark Gorham*	Director and Vice President - Insurance Product Development
Mark Gorham

/s/ Jason J. Poor*	Director
Jason J. Poor

/s/ Stephen P. Blaske*	Senior Vice President and Chief Actuary
Stephen P. Blaske

/s/ Karen M. Bohn*	Director
Karen M. Bohn

/s/ Ronald L. Guzior*	Director
Ronald L. Guzior

/s/ Mark D. Scalercio*	Director
Mark D. Scalercio

/s/ Michael Madden*	Director
Michael Madden

/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji

/s/ Michael J. Pelzel*	Senior Vice President Corporate Tax
Michael J. Pelzel

/s/ Gregg L. Ewing*	Vice President, Chief Financial Officer and Controller
Gregg L. Ewing

* Signed pursuant to Power of Attorney dated March 5, 2020, filed electronically as Exhibit 13 to Post-Effective Amendment No. 1 to Registration Statement File No. 333-230375, by:

/s/ Dixie Carroll
Dixie Carroll General Counsel and Assistant Secretary

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